Loans and financings - Renegotiation of debt (Details) R$ in Thousands, $ in Thousands	Dec. 27, 2018 USD ($)	May 22, 2018 USD ($)	Jan. 31, 2019	Dec. 31, 2018	Dec. 28, 2018	Dec. 27, 2018 BRL (R$)	Dec. 27, 2018 USD ($)	May 23, 2018
Interest rate swap contract | CDI | NEXA BR
Loans and financings
Borrowings, percentage of reference rate			53.04%
Term loan | LIBOR 6M
Loans and financings
Principal amount		$ 100,000
Adjustment to interest rate (as a percent)		2.50%						1.27%
Gain on debt modification		$ 3,428
Debt with BNDES
Loans and financings
Principal amount						R$ 228,573	$ 58,990
Gain on debt modification	$ 0
Debt with BNDES | TJLP
Loans and financings
Adjustment to interest rate (as a percent)				2.82%
Debt with BNDES | TJLP | Minimum
Loans and financings
Adjustment to interest rate (as a percent)						2.36%	2.36%
Debt with BNDES | TJLP | Maximum
Loans and financings
Adjustment to interest rate (as a percent)						2.48%	2.48%
Debt with BNDES | SELIC
Loans and financings
Adjustment to interest rate (as a percent)				3.10%
Debt with BNDES | SELIC | Minimum
Loans and financings
Adjustment to interest rate (as a percent)						2.48%	2.48%
Debt with BNDES | SELIC | Maximum
Loans and financings
Adjustment to interest rate (as a percent)						2.72%	2.72%
Debt with BNDES | TLP
Loans and financings
Adjustment to interest rate (as a percent)				5.23%
Debt with BNDES | TLP | Minimum
Loans and financings
Adjustment to interest rate (as a percent)					2.09%
Debt with BNDES | TLP | Maximum
Loans and financings
Adjustment to interest rate (as a percent)					2.29%